Accrued Expenses and Other Current and Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of December 31, 2021 and 2020 consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Compensation, including bonuses, fringe benefits, and payroll taxes	$3,325	$4,210
Deferred revenue and refund liabilities	592	3,379
Directors and officers insurance premiums	5,009	—
Deferred acquisition consideration (see Note 16)	2,359	50
Other liabilities	2,639	1,813
Total accrued expenses and other current liabilities	$13,924	$9,452